Deposits	12 Months Ended
Dec. 31, 2023
Deposits
Deposits

Note 10.  Deposits

The following is a maturity distribution of time deposits at December 31, 2023:

2024	$107,054,436
2025	5,185,979
2026	6,441,015
2027	3,649,598
2028	1,689,799
Total time deposits	$124,020,827

Total deposits in excess of the FDIC insurance level amounted to $320,016,734 as of December 31, 2023.